Personnel expenses - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 shares plan tranche	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	318,902	382,059	560,250
Number of PSUs and RSUs outstanding (in shares)	643,120	533,104	445,005
ESOP 2009 and ESOP 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Cliff vesting percentage	25.00%
Cliff vesting period	1 year
Number of share options outstanding (in shares)	318,902	382,059
Number of share option plans | plan	2
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year	1 year
Blocking period	3 years
Number of PSUs and RSUs outstanding (in shares)	95,635	87,906
Performance Share Units (PSU), Employees excluding Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches | tranche	3
Performance Share Units (PSU), Employees excluding Management Board | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years 3 months
Number of PSUs issued, in percentage of number of PSUs granted	0.00%
Performance Share Units (PSU), Employees excluding Management Board | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Number of PSUs issued, in percentage of number of PSUs granted	120.00%
Performance Share Units (PSU), Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cliff vesting period	3 years
Performance Share Units (PSU), Management Board | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years 3 months
Performance Share Units (PSU), Management Board | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cliff vesting period	3 years
Number of PSUs and RSUs outstanding (in shares)	547,485	445,198
Performance Share Units (PSU) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		2 years 3 months
Performance Share Units (PSU) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years